Investments In Affiliated Companies, Partnerships And Other Companies	12 Months Ended
Dec. 31, 2015
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies, Partnerships And Other Companies
INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

A.    INVESTMENT IN AFFILIATED COMPANIES:

	December 31,
	2015	2014
Companies accounted for under the equity method	$126,059	$119,890
Companies accounted for on a cost basis	6,659	5,543
	$132,718	$125,433

B.    INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD:

	December 31,
	2015	2014
Subsidiary F (1)	$61,577	$75,765
Subsidiary G / Subsidiary H (2)	1,084	4,072
Subsidiary I (3)	18,847	16,434
Subsidiary J (4)	14,398	13,297
Subsidiary K (5)	20,000	—
Other	10,153	10,322
	$126,059	$119,890

(1)
Subsidiary F is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Subsidiary F is engaged in the development and production of various thermal detectors and laser diodes. Subsidiary F is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2015, the Company received a dividend in the amount of $20,000 from Subsidiary F.

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

(2)
Subsidiary G and Subsidiary H are U.S. limited liability companies, each held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. Subsidiary G and Subsidiary H operate in the area of helmet mounted display systems for fixed-wing military aircraft. Subsidiary G and Subsidiary H are jointly controlled and therefore are not consolidated in the Company’s financial statements.

(3)
Subsidiary I is an Israeli company owned 50.000001% by the Company and 49.99999% by Rafael. Subsidiary I focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Subsidiary I with Rafael, and therefore Subsidiary I is not consolidated in the Company’s financial statements.

(4)	Subsidiary J is a Romanian company held 40% by the Company. Subsidiary J is engaged in the construction of fiber optic-telecommunication networks in Romania.

(5)
Subsidiary K is a European company held 33% by the Company. During 2015, the Company, through a wholly-owned Israeli subsidiary, invested in Subsidiary K $20,000, which is engaged in the area of composite aero structure parts manufacturing for commercial aircraft.

(6)	Equity in net earnings of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2015	2014	2013
Subsidiary F	$3,948	$2,758	$5,439
Subsidiary G / Subsidiary H	577	2,140	5,664
Other	17	651	1,929
	$4,542	$5,549	$13,032

(7)	The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31,
	2015	2014
Current assets	$312,585	$261,182
Non-current assets	91,958	112,739
Total assets	$404,543	$373,921

Current liabilities	$142,662	$128,842
Non-current liabilities	15,049	36,942
Shareholders' equity	246,832	208,137
Total liabilities and equity	$404,543	$373,921

Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.	INVESTMENT IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.)

Income Statement Information:

	Year ended December 31,
	2015	2014	2013
Revenues	$250,499	$260,025	$351,183
Gross profit	$67,747	$72,631	$88,440
Net income	$13,920	$17,452	$27,151

(8)	See Note 20(E) for guarantees.